Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 55.6%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	16,334	$272,288

Agricultural Biotech - 0.2%

Corteva, Inc.	11,774	339,209

Airlines - 0.0%
Alaska Air Group, Inc.	1,116	40,879

Apparel Manufacturers - 0.6%

Deckers Outdoor Corp.†	4,782	1,052,088

Applications Software - 1.4%

Microsoft Corp.	10,549	2,218,771

Athletic Equipment - 0.3%

YETI Holdings, Inc.†	10,125	458,865

Athletic Footwear - 0.3%

NIKE, Inc., Class B	3,565	447,550

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	4,400	260,700

Auto-Cars/Light Trucks - 0.3%

Ferrari NV	2,750	506,248

Auto-Heavy Duty Trucks - 0.6%

NFI Group, Inc.	721	8,967
PACCAR, Inc.	7,468	636,871
Volvo AB ADR†	19,000	364,990

		1,010,828

Auto/Truck Parts & Equipment-Original - 0.5%

Autoliv, Inc.	2,260	164,709
Linamar Corp.	2,082	61,934
Magna International, Inc.	13,408	613,416

		840,059

Banks-Commercial - 1.1%

Banco Bilbao Vizcaya Argentaria SA ADR	50,000	137,000
Bank OZK	8,373	178,512
Cathay General Bancorp	2,105	45,637
Cullen/Frost Bankers, Inc.	3,559	227,598
East West Bancorp, Inc.	2,105	68,918
First Republic Bank	4,304	469,394
ING Groep NV ADR†	29,000	205,320
Nordea Bank Abp ADR†	40,000	300,400
PacWest Bancorp	611	10,436
Preferred Bank	452	14,518
ServisFirst Bancshares, Inc.	1,549	52,713
Washington Trust Bancorp, Inc.	879	26,950

		1,737,396

Banks-Super Regional - 0.5%

PNC Financial Services Group, Inc.	6,978	766,952
US Bancorp	2,654	95,146

		862,098

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	9,195	359,892

Beverages-Non-alcoholic - 1.1%

Coca-Cola Co.	9,311	459,684
Keurig Dr Pepper, Inc.	15,903	438,923
PepsiCo, Inc.	6,620	917,532

		1,816,139

Beverages-Wine/Spirits - 0.3%

Diageo PLC ADR	3,000	412,980

Brewery - 0.2%

Ambev SA ADR	130,000	293,800

Building & Construction Products-Misc. - 0.1%

James Hardie Industries PLC ADR	9,600	228,576

Building & Construction-Misc. - 0.0%

Comfort Systems USA, Inc.	212	10,920

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	514	140,122

Building-Mobile Home/Manufactured Housing - 0.0%

LCI Industries	615	65,368

Cable/Satellite TV - 0.0%

Cable One, Inc.	19	35,823

Cellular Telecom - 0.7%

T-Mobile US, Inc.†	10,179	1,164,070

Chemicals-Diversified - 0.6%

Croda International PLC ADR	6,000	246,840
FMC Corp.	3,493	369,944
Huntsman Corp.	2,982	66,230
PPG Industries, Inc.	2,518	307,397

		990,411

Chemicals-Specialty - 0.4%

Givaudan SA ADR	7,500	647,325
H.B. Fuller Co.	437	20,006

		667,331

Coatings/Paint - 0.0%

RPM International, Inc.	619	51,278

Commercial Services - 0.1%

Morningstar, Inc.	1,193	191,608

Commercial Services-Finance - 0.6%

Experian PLC ADR	10,000	376,500
PayPal Holdings, Inc.†	3,066	604,094

		980,594

Computer Services - 0.2%

Amdocs, Ltd.	3,483	199,959
Leidos Holdings, Inc.	466	41,544

		241,503

Computers - 1.4%

Apple, Inc.	19,377	2,244,050

Containers-Metal/Glass - 0.5%

Ball Corp.	9,332	775,676

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	480	52,344

Cosmetics & Toiletries - 0.3%

Unilever NV	8,600	519,440

Data Processing/Management - 1.0%

Broadridge Financial Solutions, Inc.	83	10,956
Fair Isaac Corp.†	1,417	602,764
Fidelity National Information Services, Inc.	6,291	926,098

		1,539,818

Diagnostic Equipment - 0.6%

Thermo Fisher Scientific, Inc.	2,044	902,467

Disposable Medical Products - 0.3%

CONMED Corp.	717	56,406
Teleflex, Inc.	1,445	491,907

		548,313

Diversified Banking Institutions - 1.1%

Bank of America Corp.	2,479	59,719
BNP Paribas SA ADR†	6,000	109,620
JPMorgan Chase & Co.	13,281	1,278,562
Morgan Stanley	5,762	278,593

		1,726,494

Diversified Manufacturing Operations - 0.7%

3M Co.	553	88,579
EnPro Industries, Inc.	434	24,482
Parker-Hannifin Corp.	2,861	578,895
Siemens AG ADR	3,000	208,950
Trane Technologies PLC	1,995	241,894

		1,142,800

Drug Delivery Systems - 0.5%

Becton Dickinson and Co.	3,547	825,316

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	490	1,542,878

E-Commerce/Services - 0.2%

Rightmove PLC†	30,288	243,792

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	2,379	421,892

Electric-Distribution - 0.1%

Sempra Energy	912	107,944
Unitil Corp.	283	10,935

		118,879

Electric-Integrated - 2.0%

ALLETE, Inc.	1,113	57,587
Alliant Energy Corp.	7,846	405,246
CLP Holdings, Ltd. ADR	36,000	336,240
Eversource Energy	4,971	415,327
IDACORP, Inc.	138	11,026
NextEra Energy, Inc.	4,829	1,340,337
PNM Resources, Inc.	381	15,747
Portland General Electric Co.	390	13,845
WEC Energy Group, Inc.	3,678	356,398
Xcel Energy, Inc.	4,740	327,107

		3,278,860

Electronic Components-Misc. - 0.1%

Hubbell, Inc.	288	39,410
nVent Electric PLC	2,616	46,277

		85,687

Electronic Components-Semiconductors - 0.7%

Microchip Technology, Inc.	10,648	1,094,188
Monolithic Power Systems, Inc.	90	25,165

		1,119,353

Electronic Forms - 0.9%

Adobe, Inc.†	3,120	1,530,142

Electronic Measurement Instruments - 0.5%

Roper Technologies, Inc.	2,104	831,311

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.†	3,087	242,823

Enterprise Software/Service - 1.5%

Black Knight, Inc.†	7,214	627,979
ManTech International Corp., Class A	174	11,985
salesforce.com, Inc.†	2,177	547,124
SAP SE ADR	6,481	1,009,804
Tyler Technologies, Inc.†	673	234,581

		2,431,473

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	353	16,386

Finance-Credit Card - 0.9%
Discover Financial Services	8,992	519,558
Visa, Inc., Class A	4,857	971,254

		1,490,812

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	3,591	130,102

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	391	24,891

Finance-Other Services - 1.0%

Deutsche Boerse AG ADR	25,000	439,000
Hong Kong Exchanges & Clearing, Ltd. ADR	13,000	610,090
Nasdaq, Inc.	4,658	571,583

		1,620,673

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,525	32,757

Food-Dairy Products - 0.2%

Danone SA ADR	27,000	348,030

Food-Meat Products - 0.5%

Hormel Foods Corp.	10,570	516,768
Tyson Foods, Inc., Class A	5,961	354,560

		871,328

Food-Misc./Diversified - 0.2%

Ingredion, Inc.	799	60,468
Orkla ASA ADR	33,500	337,680

		398,148

Gas-Distribution - 0.3%

ONE Gas, Inc.	1,513	104,412
Rubis SCA ADR	35,000	280,000
Spire, Inc.	391	20,801

		405,213

Golf - 0.0%

Acushnet Holdings Corp.	2,109	70,884

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	1,397	416,110

Instruments-Controls - 0.6%

Honeywell International, Inc.	5,856	963,956

Insurance-Life/Health - 0.2%

AIA Group, Ltd. ADR	7,500	298,875

Insurance-Multi-line - 0.5%

Allianz SE ADR	20,000	383,000
Allstate Corp.	884	83,220
Chubb, Ltd.	3,078	357,417

		823,637

Insurance-Property/Casualty - 1.1%

Fidelity National Financial, Inc.	35,363	1,107,215
James River Group Holdings, Ltd.	1,579	70,313
Markel Corp.†	324	315,479
Progressive Corp.	3,848	364,290

		1,857,297

Insurance-Reinsurance - 0.4%

Swiss Re AG ADR	30,709	571,495

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	2,446	640,607

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	1,982	1,116,956
Raymond James Financial, Inc.	502	36,526

		1,153,482

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	5,086	468,115

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	388	57,870
Komatsu, Ltd. ADR	18,000	396,000

		453,870

Machinery-Farming - 0.9%

Deere & Co.	6,237	1,382,306

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	651	32,231
Crane Co.	797	39,954
Kone Oyj ADR	15,500	680,760
Nordson Corp.	1,959	375,775

		1,128,720

Medical Instruments - 0.9%

Edwards Lifesciences Corp.†	5,583	445,635
Medtronic PLC	10,089	1,048,449

		1,494,084

Medical Products - 1.6%

Abbott Laboratories	6,201	674,855
Coloplast A/S ADR	34,000	535,840
Hill-Rom Holdings, Inc.	90	7,516
LeMaitre Vascular, Inc.	380	12,361
Sonova Holding AG ADR†	10,400	527,384
STERIS PLC	2,961	521,699
Varian Medical Systems, Inc.†	1,377	236,844

		2,516,499

Medical-Biomedical/Gene - 0.3%

CSL, Ltd. ADR	5,000	517,000

Medical-Drugs - 2.8%

Merck & Co., Inc.	16,420	1,362,039
Novartis AG ADR	8,166	710,115
Novo Nordisk A/S ADR	4,700	326,321
Pfizer, Inc.	16,197	594,430
Phibro Animal Health Corp., Class A	1,571	27,335
Roche Holding AG ADR	37,496	1,605,204

		4,625,444

Medical-HMO - 0.4%

UnitedHealth Group, Inc.	1,911	595,793

Medical-Hospitals - 0.2%

Universal Health Services, Inc., Class B	3,657	391,372

Metal Processors & Fabrication - 0.0%

Timken Co.	795	43,105

Multimedia - 0.5%

Walt Disney Co.	6,296	781,208

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.	9,403	976,031

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	3,337	426,602

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	3,523	51,612

Oil Companies-Exploration & Production - 0.3%

Cimarex Energy Co.	6,096	148,316
Diamondback Energy, Inc.	628	18,915
EOG Resources, Inc.	5,702	204,930
Whiting Petroleum Corp.†	3,847	66,515

		438,676

Oil Companies-Integrated - 0.7%

Chevron Corp.	9,368	674,496
Exxon Mobil Corp.	912	31,309
Royal Dutch Shell PLC, Class B ADR	14,576	353,031

		1,058,836

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	6,002	118,299
Marathon Petroleum Corp.	8,136	238,710
Valero Energy Corp.	1,480	64,114

		421,123

Pipelines - 0.2%

Enterprise Products Partners LP	16,354	258,229
Targa Resources Corp.	1,390	19,502

		277,731

Power Converter/Supply Equipment - 0.3%

Schneider Electric SE ADR	20,000	498,200

Private Equity - 0.3%

KKR & Co., Inc., Class A	15,807	542,812

Publishing-Books - 0.0%

John Wiley & Sons, Inc., Class A	957	30,346

Real Estate Investment Trusts - 2.4%

Agree Realty Corp.	690	43,912
Alexandria Real Estate Equities, Inc.	7,939	1,270,240
American Tower Corp.	1,498	362,112
Camden Property Trust	164	14,593
CyrusOne, Inc.	7,453	521,934
Digital Realty Trust, Inc.	3,178	466,403
EastGroup Properties, Inc.	331	42,808

Four Corners Property Trust, Inc.	1,504	38,487
Granite Real Estate Investment Trust	727	42,193
Medical Properties Trust, Inc.	2,199	38,768
National Health Investors, Inc.	372	22,420
Prologis, Inc.	4,936	496,660
Realty Income Corp.	4,685	284,614
STORE Capital Corp.	10,569	289,908
Terreno Realty Corp.	518	28,366

		3,963,418

Real Estate Management/Services - 0.2%

Daito Trust Construction Co., Ltd. ADR	12,000	273,000

Recreational Vehicles - 0.1%

Brunswick Corp.	4,083	240,530

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	5,660	320,639

Retail-Apparel/Shoe - 0.6%

Lululemon Athletica, Inc.†	3,151	1,037,845

Retail-Discount - 0.5%

Costco Wholesale Corp.	1,905	676,275
Target Corp.	632	99,489

		775,764

Retail-Gardening Products - 0.1%

Tractor Supply Co.	1,323	189,639

Retail-Restaurants - 0.2%

Starbucks Corp.	3,380	290,410

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	38,600	611,424

Savings & Loans/Thrifts - 0.2%

Washington Federal, Inc.	12,700	264,922

Security Services - 0.3%

Secom Co., Ltd. ADR	21,600	496,584

Semiconductor Components-Integrated Circuits - 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,982	1,133,521

Semiconductor Equipment - 1.1%

ASML Holding NV	900	332,343
Kulicke & Soffa Industries, Inc.	1,051	23,542
Lam Research Corp.	1,574	522,175
MKS Instruments, Inc.	734	80,175
Teradyne, Inc.	6,030	479,144
Tokyo Electron, Ltd. ADR	5,300	344,288

		1,781,667

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	251	35,328

Soap & Cleaning Preparation - 0.8%

Church & Dwight Co., Inc.	9,798	918,171
Reckitt Benckiser Group PLC ADR	22,000	432,300

		1,350,471

Telecom Services - 0.7%

BCE, Inc.	20,034	830,810
Telenor ASA ADR	17,500	294,175

		1,124,985

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	11,207	666,704

Textile-Apparel - 0.3%

LVMH Moet Hennessy Louis Vuitton SE ADR	5,700	537,111

Tools-Hand Held - 0.2%

MSA Safety, Inc.	463	62,121
Snap-on, Inc.	2,107	310,003

		372,124

Toys - 0.9%

Hasbro, Inc.	9,427	779,801
Nintendo Co., Ltd. ADR	9,300	659,370

		1,439,171

Transport-Marine - 0.0%

Kirby Corp.†	320	11,574

Transport-Rail - 0.3%

Union Pacific Corp.	2,532	498,475

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	6,105	552,625

Water - 0.1%

Essential Utilities, Inc.	3,885	156,371

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A†	716	1,049,370

Total Common Stocks
(cost $72,552,414)		90,249,042

EXCHANGE-TRADED FUNDS - 8.6%

Invesco QQQ Trust ETF, Series 1	20,000	5,556,800
Vanguard Global ex-U.S. Real Estate ETF	33,500	1,628,435
Invesco Preferred ETF	318,500	4,691,505
Schwab U.S. TIPS ETF	34,300	2,113,909

Total Exchange-Traded Funds
(cost $12,096,664)		13,990,649

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Banks-Super Regional - 0.1%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1) (cost $249,131)	$250,000	256,325

ASSET BACKED SECURITIES - 3.1%
Diversified Financial Services - 3.1%

Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	251,632
American Express Credit Account Master Trust FRS Series 2019-4, Class A 0.39% (1 ML+0.24%) due 04/15/2024	316,000	316,430
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	205,766

Barclays Dryrock Issuance Trust FRS Series 2018-1, Class A 0.48% (1 ML+0.33%) due 07/15/2024	150,000	150,293
Chase Issuance Trust FRS Series 2018-A1, Class A1 0.35% (1 ML+0.20%) due 04/17/2023	211,000	211,181
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	235,315	248,765
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.90% due 06/10/2047(2)(4)	250,000	249,567
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	76,000	78,717
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	74,340	77,428
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(2)(3)	76,822	78,604
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	252,890
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	157,972	159,006
JPMorgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	29,465	29,703
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	113,037	116,241
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	52,596	52,870
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.80% due 08/25/2047*(2)(3)	178,742	182,968
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	35,043	35,929
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	41,737	42,028
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	42,676	42,870
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18% due 08/15/2068*	75,904	76,176
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	85,550	95,080
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.52% due 08/25/2055*(2)(3)	72,689	78,770
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	257,508
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	50,679	50,683
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	62,913	63,246
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	87,748	91,127
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	63,138	64,621
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.45% (3 ML+0.20%) due 12/15/2039	93,306	88,314
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	162,385
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	266,791
Verizon Owner Trust FRS Series 2018-A, Class A1B 0.40% (1 ML+0.24%) due 04/20/2023	160,000	160,127
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	205,127
Verizon Owner Trust Series 2018-A, Class A1A 3.23% due 04/20/2023	60,000	60,930
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(3)	153,014	155,588
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	250,000	250,989
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(4)	140,000	108,257

Total Asset Backed Securities
(cost $4,975,621)		5,018,607

U.S. CORPORATE BONDS & NOTES - 19.5%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	312,310

Airlines - 0.3%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	167,632	143,751
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	325,012	298,431

		442,182

Auto-Cars/Light Trucks - 0.2%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	266,657

Auto/Truck Parts & Equipment-Original - 0.1%

Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	187,003

Banks-Commercial - 0.5%

Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	267,549
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	278,679
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,255

		798,483

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	262,207
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	266,498

		528,705

Banks-Super Regional - 0.5%

US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	553,875
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	279,860

		833,735

Brewery - 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	604,010
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	282,882

		886,892

Cable/Satellite TV - 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	262,511
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	282,061
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	256,375
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	332,366

		1,133,313

Cellular Telecom - 0.6%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	100,000	101,460
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	284,893
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	287,187
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	250,000	270,313

		943,853

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	227,395
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	274,622

		502,017

Computers - 0.4%

Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	307,006
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	284,403

		591,409

Containers-Paper/Plastic - 0.5%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	519,375
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	320,625

		840,000

Diversified Banking Institutions - 2.0%

Bank of America Corp. FRS Senior Notes 1.43% (3 ML+1.16%) due 01/20/2023	250,000	252,741
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	280,111
Citigroup, Inc. FRS Senior Notes 1.68% (3 ML+1.43%) due 09/01/2023	200,000	203,330
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	579,797
Goldman Sachs Group, Inc. FRS Senior Notes 1.35% (3 ML+1.11%) due 04/26/2022	250,000	251,034
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	250,000	260,013
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	281,600
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	250,355
Morgan Stanley FRS Senior Notes 1.67% (3 ML+1.40%) due 04/21/2021	250,000	251,743
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	282,563
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	317,499

		3,210,786

E-Commerce/Products - 0.4%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	649,604

Electric-Generation - 0.0%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	12,456	12,456

Electric-Integrated - 2.0%

Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	231,925
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	600,615
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	274,270
Dominion Energy, Inc. Junior Sub. Notes 2.72% due 08/15/2021	250,000	254,578
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	699,484
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	306,182
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	925,000

		3,292,054

Electric-Transmission - 0.4%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	657,443

Electronic Components-Semiconductors - 0.1%

Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	103,845

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	282,815

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	282,353

Food-Misc./Diversified - 0.2%

Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	149,407
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	257,188

		406,595

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	250,000	250,411

Insurance-Multi-line - 0.1%

Allstate Corp. FRS Senior Notes 0.85% (3 ML+0.63%) due 03/29/2023	250,000	251,952

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	215,039

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	667,853

Medical Products - 0.2%

Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	262,595

Medical-Biomedical/Gene - 0.6%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	206,903
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	207,143	213,144
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	250,000	250,525
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	276,782

		947,354

Medical-Drugs - 0.5%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	262,156
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	574,564

		836,720

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	287,205

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	250,000	272,136

Multimedia - 0.2%

Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	260,160

Non-Hazardous Waste Disposal - 0.5%

Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	257,812
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	260,000
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	252,998

		770,810

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	545,625

Oil Companies-Exploration & Production - 0.3%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	268,331
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	172,165

		440,496

Oil Refining & Marketing - 0.2%

Phillips 66 FRS Company Guar. Notes 0.83% (3 ML+0.60%) due 02/26/2021	275,000	275,030

Paper & Related Products - 0.1%

Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	104,236

Pharmacy Services - 0.5%

CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	266,475
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	585,236

		851,711

Physical Therapy/Rehabilitation Centers - 0.5%

Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	400,000
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	437,000	437,655

		837,655

Pipelines - 1.2%

Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	232,950
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	325,933
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	633,557

NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	519,020
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	249,455

		1,960,915

Real Estate Investment Trusts - 1.3%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	282,099
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	211,365
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026(13)	500,000	187,500
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	100,000	109,883
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	265,234
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	273,078
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	524,448
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	259,926

		2,113,533

Retail-Automobile - 0.1%

Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	258,125

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	500,000	511,305

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	310,438

Telecommunication Equipment - 0.1%

CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	240,000

Transport-Truck - 0.2%

XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	267,154

Vitamins & Nutrition Products - 0.3%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	513,750

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	276,250

Total U.S. Corporate Bonds & Notes
(cost $29,272,325)		31,692,968

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Agricultural Chemicals - 0.1%

OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	258,500

Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	259,399

Cellular Telecom - 0.2%

Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	272,924

Diversified Banking Institutions - 0.2%

UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	260,733

Medical-Drugs - 0.1%

AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	100,000	102,992

Oil & Gas Drilling - 0.0%

Valaris PLC Senior Notes 4.75% due 01/15/2024†(11)(12)	250,000	17,839

Oil Companies-Integrated - 0.4%

Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	75,000	78,609
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	511,659

		590,268

Total Foreign Corporate Bonds & Notes
(cost $1,921,558)		1,762,655

U.S. GOVERNMENT AGENCIES - 8.8%
Federal Home Loan Mtg. Corp. - 2.4%

1.50% due 02/12/2025	200,000	209,915
2.50% due 05/01/2050	244,491	256,661
3.00% due 01/01/2031	67,707	73,319
3.00% due 01/01/2033	52,743	57,437

3.00% due 04/01/2035	34,456	36,574
3.00% due 10/01/2042	220,092	238,277
3.00% due 05/01/2043	86,146	93,496
3.00% due 07/01/2045	112,762	121,710
3.50% due 07/01/2042	82,664	90,324
3.50% due 10/01/2042	76,689	84,510
3.50% due 08/01/2043	134,366	148,528
3.50% due 02/01/2044	118,483	128,731
3.50% due 07/01/2046	57,514	64,012
4.00% due 10/01/2045	134,562	152,389
4.00% due 08/01/2047	143,303	160,883
4.00% due 01/01/2048	96,079	109,796
4.00% due 06/01/2048	143,660	161,480
4.00% due 07/01/2049	77,908	86,845
4.50% due 11/01/2043	69,348	80,626
5.00% due 01/01/2034	34,550	39,774
5.00% due 04/01/2035	30,294	34,885
5.00% due 03/01/2048	68,705	79,873
6.00% due 05/01/2031	7,922	9,292
7.50% due 12/01/2030	9,452	9,876
7.50% due 01/01/2031	9,175	10,035
7.50% due 02/01/2031	574	643
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(4)	90,000	92,373
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K031, Class A2 3.30% due 04/25/2023(2)(4)	100,000	106,744
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	160,000	172,313
Series K036, Class A2 3.53% due 10/25/2023(2)(4)	70,000	75,926
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	70,030	74,369
Series 4033, Class ED 2.50% due 10/15/2036(3)	56,681	57,538
Series 4097, Class HI 3.00% due 08/15/2027(3)(5)	376,027	21,695
Series 4579, Class BA 3.00% due 01/15/2043(3)	64,769	67,273
Series 4343, Class DI 3.50% due 08/15/2040(3)(5)	153,494	8,302
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	50,281
Series 4121, Class UI 3.50% due 10/15/2042(3)(5)	301,439	37,449
Series 4650, Class CA 3.50% due 05/15/2043(3)	22,727	23,372
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	122,553
Series 3924, Class LB 4.00% due 05/15/2039(3)	178,631	183,985
Series 4135, Class DI 4.00% due 11/15/2042(3)(5)	131,132	15,833
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	33,328
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 6.45% (6.60% - 1 ML) due 06/15/2041(3)(5)(6)	705,062	97,097
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	56,410	64,681

		3,845,003

Federal National Mtg. Assoc. - 4.7%

2.00% due 02/01/2032	86,611	90,498
2.50% due 06/01/2027	70,173	74,048
2.50% due 08/01/2028	81,832	86,844
2.50% due 03/01/2030	59,322	63,194
2.50% due 04/01/2050	163,732	171,882
2.50% due 06/01/2050	246,678	260,010
3.00% due 04/01/2027	21,620	23,039
3.00% due 05/01/2029	32,460	34,846
3.00% due 03/01/2030	70,648	76,146
3.00% due 08/01/2031	96,024	104,715
3.00% due 12/01/2034	112,814	118,396
3.00% due 10/01/2036	77,921	84,602
3.00% due 10/01/2042	83,226	90,654
3.00% due 11/01/2042	133,823	145,767
3.00% due 12/01/2042	198,062	215,414
3.00% due 02/01/2043	76,862	84,290
3.00% due 04/01/2043	112,155	118,090
3.00% due 06/01/2043	135,127	147,192
3.00% due 08/01/2043	105,958	115,378
3.00% due 07/01/2046	156,286	167,534
3.00% due 12/01/2046	68,697	73,677
3.00% due 10/01/2049	132,898	139,220
3.00% due 12/01/2049	111,767	117,126
3.00% due 01/01/2050	163,123	170,933
3.00% due 02/01/2050	137,688	144,256
3.50% due 08/01/2031	47,306	52,228
3.50% due 02/01/2033	90,736	100,130
3.50% due 01/01/2036	97,928	105,491
3.50% due 06/01/2039	45,654	49,706
3.50% due 09/01/2042	81,894	90,442
3.50% due 11/01/2042	112,071	123,926
3.50% due 02/01/2043	41,450	46,643
3.50% due 05/01/2043	101,503	114,225
3.50% due 09/01/2044	58,411	65,665
3.50% due 11/01/2044	97,605	109,778
3.50% due 03/01/2045	93,793	103,436
3.50% due 06/01/2045	48,480	54,526
3.50% due 09/01/2045	52,181	57,672
3.50% due 11/01/2045	107,654	119,770
3.50% due 03/01/2046	75,882	85,352
3.50% due 04/01/2046	116,769	131,343
3.50% due 03/01/2047	118,690	133,435
3.50% due 10/01/2047	121,985	133,485
4.00% due 09/01/2038	29,011	31,091

4.00% due 09/01/2040	98,263	109,098
4.00% due 08/01/2043	120,538	137,904
4.00% due 08/01/2044	89,421	102,282
4.00% due 10/01/2044	119,215	131,890
4.00% due 12/01/2044	72,806	83,278
4.00% due 05/01/2046	131,336	148,848
4.00% due 07/01/2046	59,809	68,403
4.00% due 08/01/2046	111,302	123,974
4.00% due 07/01/2047	69,663	79,623
4.00% due 10/01/2047	70,205	79,434
4.00% due 12/01/2047	71,390	81,597
4.00% due 02/01/2048	72,773	82,307
4.50% due 03/01/2041	123,947	139,494
4.50% due 09/01/2043	239,633	278,483
4.50% due 12/01/2044	110,287	128,195
4.50% due 11/01/2045	126,286	144,563
4.50% due 08/01/2048	106,667	121,317
5.00% due 02/01/2040	86,946	100,275
5.00% due 07/01/2041	106,849	124,296
5.00% due 02/01/2044	101,615	118,254
6.00% due 05/01/2031	3,250	3,801
6.50% due 09/01/2024	4,064	4,545
6.50% due 09/01/2025	1,302	1,456
6.50% due 11/01/2025	2,298	2,571
6.50% due 05/01/2026	5,919	6,620
6.50% due 11/01/2027	116	130
6.50% due 01/01/2032	2,769	3,097
7.00% due 05/01/2029	2,910	3,314
7.00% due 09/01/2029	4,207	4,273
7.00% due 01/01/2031	1,651	1,780
7.50% due 01/01/2031	4,647	5,060
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 2.70% due 06/25/2045(2)(3)(5)	175,782	9,723
Federal National Mtg. Assoc. REMIC Series 2013-2, Class BI 2.50% due 02/25/2028(3)(5)	223,706	11,922
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(5)	234,556	19,393
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(5)	231,460	10,310
Series 2016-92, Class A 3.00% due 04/25/2042(3)	52,125	53,469
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	45,514	47,307
Series 2018-12, Class P 3.00% due 03/25/2046(3)	19,661	20,433
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(5)	295,486	31,624
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	216,855
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	65,592
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(5)	247,750	42,181
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	50,115	59,259

		7,634,325

Government National Mtg. Assoc. — 1.7%
3.00% due 02/15/2043	115,675	125,599
3.00% due 07/20/2045	196,775	207,940
3.00% due 07/20/2046	57,124	60,345
3.00% due 08/20/2046	122,758	129,918
3.00% due 09/20/2046	150,319	159,033
3.00% due 12/20/2046	75,900	80,267
3.00% due 02/20/2047	90,253	94,584
3.00% due 08/20/2047	61,347	64,575
3.50% due 09/15/2042	85,759	91,413
3.50% due 05/15/2043	46,837	50,961
3.50% due 09/20/2045	98,737	109,411
3.50% due 06/20/2046	118,561	130,208
3.50% due 04/20/2047	112,366	119,800
3.50% due 05/20/2047	75,095	80,989
3.50% due 11/20/2047	77,370	82,656
3.50% due 02/20/2048	127,581	135,839
4.00% due 10/20/2044	104,163	114,310
4.00% due 07/20/2047	66,374	71,455
4.00% due 01/20/2048	211,172	231,911
4.50% due 05/15/2039	28,627	31,864
5.50% due 07/20/2033	50,930	60,401
6.00% due 07/20/2033	35,211	40,481
6.50% due 12/15/2023	4,436	4,902
6.50% due 03/20/2027	354	355
6.50% due 04/20/2027	5,139	5,394
7.00% due 12/15/2022	855	858
7.00% due 12/15/2023	710	751
7.00% due 04/15/2028	7,236	7,418
7.50% due 09/15/2030	3,499	3,637
7.50% due 01/15/2031	4,782	5,208
Government National Mtg. Assoc. REMIC VRS
Series 2013-101, Class IO 0.41% due 10/16/2054(2)(4)(5)	1,705,678	31,853
Series 2013-57, Class IO 0.56% due 06/16/2054(2)(4)(5)	1,605,161	23,694
Series 2014-135, Class IO 0.71% due 01/16/2056(2)(4)(5)	455,167	15,126
Series 2013-40, Class IO 0.73% due 06/16/2054(2)(4)(5)	838,431	24,655
Series 2013-30, Class IO 0.75% due 09/16/2053(2)(4)(5)	1,116,806	35,197
Series 2018-25, Class IO 0.90% due 06/16/2045(2)(4)(5)	757,885	29,116
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	81,704	86,080
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	79,375	83,584
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	73,864
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(5)	124,843	9,852

Government National Mtg. Assoc. REMIC FRS Series 2013-110, Class SA 5.95% (6.10% - 1 ML) due 07/16/2043(3)(5)(6)	231,300	41,504

		2,757,008

Total U.S. Government Agencies
(cost $13,963,694)		14,236,336

U.S. GOVERNMENT TREASURIES - 0.5%
United States Treasury Bonds - 0.4%

2.25% due 08/15/2046	250,000	295,918
3.00% due 11/15/2044	250,000	334,717

		630,635

United States Treasury Notes - 0.1%

2.13% due 12/31/2022	80,000	83,575
3.13% due 05/15/2021	100,000	101,875

		185,450

Total U.S. Government Treasuries
(cost $707,373)		816,085

LOANS(7)(8)(9) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS 2nd Lien 10.00% (3 ML+9.00%) due 01/23/2025	500,000	482,500

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 11/01/2024	244,327	225,270

Total Loans
(cost $739,560)		707,770

ESCROWS AND LITIGATION TRUSTS - 0.0%

GenON Energy, Inc. Escrow Security 9.88 due 10/15/2020†(10)	500,000	0
Washington Mutual Bank Escrow Security 5.50% due 01/15/2013†(10)	125,000	0

Total Escrows and Litigation Trusts
(cost $125,000)		0

Total Long-Term Investment Securities
(cost $136,603,340)		158,730,437

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Treasuries - 0.4%

0.09% due 10/15/2020	500,000	499,985
0.13% due 10/15/2020	200,000	199,994

Total Short-Term Investment Securities
(cost $699,972)		699,979

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2020, to be repurchased 10/01/2020 in the amount of $2,880,000 and collateralized by $2,362,700 of United States Treasury Notes, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $2,937,685 (cost $2,880,000)	2,880,000	2,880,000

TOTAL INVESTMENTS
(cost $140,183,312)	99.9%	162,310,416
Other assets less liabilities	0.1	91,325

NET ASSETS	100.0%	$162,401,741

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $8,554,834 representing 5.3% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2020.
(7)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(10)	Securities classified as Level 3 (see Note 1).
(11)	Security in default of interest.
(12)	Company has filed for bankruptcy protection.
(13)

Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

TIPS - Treasury Inflated Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$90,005,250	$243,792	**	$—	$90,249,042
Exchange-Traded Funds	13,990,649	—		—	13,990,649
Preferred Securities/Capital Securities	—	256,325		—	256,325
Asset Backed Securities	—	5,018,607		—	5,018,607
U.S. Corporate Bonds & Notes	—	31,692,968		—	31,692,968
Foreign Corporate Bonds & Notes	—	1,762,655		—	1,762,655
U.S. Government Agencies	—	14,236,336		—	14,236,336
U.S. Government Treasuries	—	816,085		—	816,085
Loans	—	707,770		—	707,770
Escrows and Litigation Trusts	—	—		0	0
Short-Term Investment Securities	—	699,979		—	699,979
Repurchase Agreements	—	2,880,000		—	2,880,000

Total Investments at Value	$103,995,899	$58,314,517		$0	$162,310,416

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.8%
Applications Software - 1.2%

ServiceNow, Inc.†	42,431	$20,579,035

Athletic Equipment - 1.9%

Peloton Interactive, Inc., Class A†	329,036	32,653,533

Beverages-Non-alcoholic - 1.8%

Monster Beverage Corp.†	391,097	31,365,979

Brewery - 1.7%

Constellation Brands, Inc., Class A	159,132	30,157,105

Building-Mobile Home/Manufactured Housing - 1.1%

Thor Industries, Inc.	199,093	18,965,599

Commercial Services - 1.9%

CoStar Group, Inc.†	39,319	33,362,565

Commercial Services-Finance - 7.2%

PayPal Holdings, Inc.†	336,931	66,385,515
Square, Inc., Class A†	357,434	58,100,897

		124,486,412

Communications Software - 1.2%

RingCentral, Inc., Class A†	72,750	19,977,877

Computer Services - 1.0%

Leidos Holdings, Inc.	195,392	17,419,197

Computer Software - 2.2%

Splunk, Inc.†	205,461	38,653,378

Computers - 8.7%

Apple, Inc.	1,300,075	150,561,686

Data Processing/Management - 1.0%

Fair Isaac Corp.†	39,002	16,590,671

Dental Supplies & Equipment - 1.8%

Align Technology, Inc.†	94,345	30,884,779

Diagnostic Equipment - 3.3%

Danaher Corp.	124,106	26,723,745
Thermo Fisher Scientific, Inc.	67,260	29,696,635

		56,420,380

Distribution/Wholesale - 1.0%

Copart, Inc.†	157,630	16,576,371

Diversified Manufacturing Operations - 1.1%

Trane Technologies PLC	156,019	18,917,304

Drug Delivery Systems - 1.7%

DexCom, Inc.†	72,113	29,727,142

E-Commerce/Products - 5.5%

Amazon.com, Inc.†	30,217	95,145,174

E-Commerce/Services - 4.1%

Booking Holdings, Inc.†	17,517	29,965,981
Match Group, Inc.†	247,901	27,430,246
Uber Technologies, Inc.†	387,172	14,124,035

		71,520,262

Electronic Components-Semiconductors - 8.7%

Advanced Micro Devices, Inc.†	558,967	45,829,704
Marvell Technology Group, Ltd.	610,812	24,249,236
NVIDIA Corp.	147,344	79,745,520

		149,824,460

Electronic Measurement Instruments - 0.9%

Fortive Corp.	195,901	14,929,615

Enterprise Software/Service - 4.7%

Guidewire Software, Inc.†	215,580	22,478,527
Paycom Software, Inc.†	13,657	4,251,424
Workday, Inc., Class A†	249,381	53,649,334

		80,379,285

Food-Catering - 0.8%

Aramark	538,504	14,243,431

Healthcare Safety Devices - 1.5%

Tandem Diabetes Care, Inc.†	234,828	26,652,978

Internet Content-Entertainment - 5.7%

Facebook, Inc., Class A†	150,108	39,313,285
Snap, Inc., Class A†	1,211,374	31,628,975
Spotify Technology SA†	94,625	22,953,187
Twitter, Inc.†	81,700	3,635,650

		97,531,097

Internet Gambling - 2.5%

DraftKings, Inc., Class A†	302,463	17,796,923
DraftKings, Inc., Class A Lock-up Shares†(3)	447,778	26,202,889

		43,999,812

Medical Instruments - 1.4%

Intuitive Surgical, Inc.†	33,300	23,627,682

Medical Products - 1.6%

ABIOMED, Inc.†	69,806	19,340,450
Novocure, Ltd.†	77,603	8,637,990

		27,978,440

Medical-Biomedical/Gene - 4.3%

Argenx SE ADR†	42,979	11,282,847
Ascendis Pharma A/S ADR†	43,792	6,757,981
Biogen, Inc.†	26,910	7,633,829
Exact Sciences Corp.†	475,539	48,481,201

		74,155,858

Medical-Drugs - 2.3%

AstraZeneca PLC ADR	275,492	15,096,962
Galapagos NV†	138,537	19,686,234
Galapagos NV ADR†	9,300	1,319,763
Reata Pharmaceuticals, Inc., Class A†	31,987	3,116,173

		39,219,132

Patient Monitoring Equipment - 1.5%

Insulet Corp.†	110,799	26,213,935

Private Equity - 0.8%

Blackstone Group, Inc., Class A	255,679	13,346,444

Racetracks - 1.1%

Penn National Gaming, Inc.†	258,734	18,809,962

Recreational Vehicles - 0.8%

Polaris, Inc.	148,982	14,054,962

Retail-Building Products - 2.2%

Lowe’s Cos., Inc.	225,666	37,428,963

Retail-Major Department Stores - 2.3%

TJX Cos., Inc.	701,139	39,018,385

Retail-Restaurants - 3.1%

McDonald’s Corp.	240,718	52,835,194

Schools - 0.5%

2U, Inc.†	232,422	7,869,809

Specified Purpose Acquisitions - 0.8%

Churchill Capital Corp. III, Class A†	1,404,742	14,398,605

Theaters - 0.2%

Live Nation Entertainment, Inc.†	64,103	3,453,870

Transport-Services - 1.0%

FedEx Corp.	71,813	18,062,406

Veterinary Diagnostics - 0.9%

Elanco Animal Health, Inc.†	535,020	14,943,109

Web Hosting/Design - 0.8%

GoDaddy, Inc., Class A†	172,674	13,118,044

Total Common Stocks
(cost $1,191,433,595)		1,720,059,927

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(3)	126,818	48,191

Applications Software - 0.1%

Magic Leap, Inc., Series C†(1)(3)	93,690	647,552

E-Commerce/Products - 0.2%

One Kings Lane Inc., Escrow†(1)	291,563	46,650
Honest Co., Inc., Series C†(1)(3)	97,634	3,456,244

		3,502,894

E-Commerce/Services - 0.2%

Airbnb, Inc., Series E†(1)(3)	46,491	3,955,299

Total Convertible Preferred Securities
(cost $10,585,279)		8,153,936

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 Growth ETF (cost $2,941,709)	13,695	2,970,309

Total Long-Term Investment Securities
(cost $1,204,960,583)		1,731,184,172

REPURCHASE AGREEMENTS - 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$6,555,000	6,555,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	5,900,000	5,900,000
BNP Paribas SA Joint Repurchase Agreement(2)	5,900,000	5,900,000
Deutsche Bank AG Joint Repurchase Agreement(2)	6,540,000	6,540,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	6,235,000	6,235,000

Total Repurchase Agreements
(cost $31,130,000)		31,130,000

TOTAL INVESTMENTS
(cost $1,236,090,583)	102.3%	1,762,314,172
Liabilities in excess of other assets	(2.3)	(39,350,831)

NET ASSETS	100.0%	$1,722,963,341

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc., Class A Lock-up Shares	07/13/2015	439,917	$4,687,093
	04/27/2020	4,743	0
	05/27/2020	3,118	35,857

		447,778	4,722,950	$26,202,889	$58.52	1.52%
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	3,955,299	85.08	0.23
Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,456,244	35.40	0.20
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	647,552	6.91	0.04
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	48,191	0.38	0.00

				$34,310,175		1.99%

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Gambling	$17,796,923	$26,202,889	$—	43,999,812
Other Industries	1,676,060,115	—	—	1,676,060,115
Convertible Preferred Securities	—	—	8,153,936	8,153,936
Exchange-Traded Funds	2,970,309	—	—	2,970,309
Repurchase Agreements	—	31,130,000	—	31,130,000

Total Investments at Value	$1,696,827,347	$57,332,889	$8,153,936	$1,762,314,172

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2019	$4,922,424	$11,276,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	1,932,898	—
Realized Loss	—	—
Change in unrealized appreciation(1)	22,013,110	240,180
Change in unrealized depreciation(1)	—	(3,362,644)
Net Purchases	—	—
Net Sales	(2,665,543)	—
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(26,202,889)	—

Balance as of 09/30/2020	$0	$8,153,936

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2020 includes:

Common Stocks	Convertible Preferred Securities
$—	$(3,122,464)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2020.

(2)	Common Stocks were converted to Common Stocks and Warrants upon the Company’s public listing. Securities are now valued using Level 2 inputs.

At the end of the reporting period, Level 3 investments in securities were not considered material portion of the portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2020 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 6.2%
Diversified Financial Services - 6.2%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$798,274	$743,872
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	3,467,213	3,457,732
Angel Oak Mtg. Trust I LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	123,158	123,313
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	1,030,986	1,041,276
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	1,079,196	1,094,062
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	940,143	961,158
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	1,832,073	1,870,447
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	173,586	174,123
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	709,994	717,877
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,536,311	1,590,998
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.38% (3 ML+1.11%) due 07/20/2031*(3)	795,000	786,372
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	192,557	195,499
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,055,706	977,011
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	3,240,000	3,276,615
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% due 08/16/2032*	1,700,184	1,704,979
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	325,626	326,422
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,327,404	1,337,289
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	991,213	1,005,594
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	723,734	735,232
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	1,795,367	1,815,031
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	326,498	329,489
COLT Mtg. Loan Trust VRS Series 2018-4, Class A1 4.01% due 12/28/2048*(1)(2)	219,573	222,444
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.39% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,811,129
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,053,623
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	193,510	195,813
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	431,356	434,002
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	379,998	384,418
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,434,779	1,459,962
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	27,512	27,537
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	406,123	408,286
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	1,154,194	1,172,726
Exeter Automobile Receivables Trust Series 2019-4A, Class A 2.18% due 01/17/2023*	441,135	443,031
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	12,119	12,128
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44% due 09/15/2026	1,525,000	1,620,099
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	215,290	215,747
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	834,051
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	2,374,101	2,408,238

Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	783,709	718,532
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	452,598	422,587
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	519,896	472,880
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 1.03% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,862,328
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 1.42% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,292,522
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.08% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,479,124
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.36% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,859,811
Master Credit Card Trust FRS Series 2017-3, Class A 0.65% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,734,287
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	1,070,119	1,129,383
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	285,069	288,955
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,104,887	1,138,124
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	690,613	695,505
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,171,279
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,194,030	3,234,309
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	427,430	429,890
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	3,906,205	3,952,930
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,164,407
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	1,608,944	1,626,120
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	636,897	641,351
Sound Point Ltd. FRS Series 2013-2RA, Class A1 1.23% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,650,796
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	635,453	638,160
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	573,898	534,966
STARR III Series 2019-2, Class A 3.54% due 11/15/2044*	42,407	39,027
Thacher Park Ltd. FRS Series 2014-1A, Class AR 1.43% (3 ML+1.16%) due 10/20/2026*(3)	1,275,787	1,273,474
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	721,472	730,152
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,815,028	1,881,738
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	921,349	961,106
Treman Park Ltd. FRS Series 2015-1A, Class ARR 1.34% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,967,513
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,786,666
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	781,442	797,516
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,641,471	1,697,953
Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*(5)	3,280,000	3,280,000
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	1,051,269	1,075,015
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	1,235,217	1,244,300

Total Asset Backed Securities (cost $108,618,157)		108,840,331

U.S. CORPORATE BONDS & NOTES - 15.3%
Apparel Manufacturers - 0.4%

VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,086,913
VF Corp. Senior Notes 2.95% due 04/23/2030	5,740,000	6,249,258

		7,336,171

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,927,859

Banks-Commercial - 0.5%

BB&T Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,889,671
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,667,683
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	949,814

		9,507,168

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,359,863
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,547,848

		3,907,711

Banks-Super Regional - 0.9%

PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,330,000	3,606,935
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	524,572
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,027,702
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,897,480
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,945,703
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	758,095
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,875,861
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	713,879

		15,350,227

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 3.88% due 03/19/2060	865,000	1,092,158

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	2,056,969

Cable/Satellite TV - 0.7%

Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	1,790,000	1,711,149
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,905,857
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,909,657
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,821,771
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	248,502
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,661,592
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,237,161

		12,495,689

Cellular Telecom - 0.2%

Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,601,818

Computer Services - 0.4%

International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	3,300,000	3,404,528
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,350,890

		7,755,418

Computers - 0.2%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,180,433
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	2,000,597

		3,181,030

Cosmetics & Toiletries - 0.0%

Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	570,089

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,624,033
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,517,331
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,521,267
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	3,065,010
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,436,706
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,245,955
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,919,267
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	6,700,000	8,055,373
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,550,814
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,637,969
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,759,176

		42,332,901

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	660,000	714,349
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	1,000,000	1,378,648

		2,092,997

Electric-Distribution - 0.4%

Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	4,120,190
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,863,693

		7,983,883

Electric-Integrated - 1.8%

Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	262,307
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	1,025,000	1,085,267
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	3,815,000	4,182,652
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,520,099
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	2,118,234
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	544,599
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	769,420
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,920,987
San Diego Gas & Electric Co. Senior Sec. Notes 1.70% due 10/01/2030	5,645,000	5,622,691
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	345,231
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,648,572
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,477,142
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	902,283
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	476,642
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,495,776

		31,371,902

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 3.60% due 04/01/2050	3,810,000	4,294,515
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	1,074,269

		5,368,784

Finance-Credit Card - 0.1%

Mastercard, Inc. Senior Notes 3.30% due 03/26/2027	1,925,000	2,194,299

Gas-Distribution - 0.7%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,094,821
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,833,417
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,305,428
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,876,892
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,899,588

		12,010,146

Insurance-Life/Health - 0.6%

Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,417,711
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,086,332
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	4,337,144

		9,841,187

Insurance-Multi-line - 0.7%

Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,151,269
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,096,158
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	997,911
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,520,283
Nationwide Mutual Insurance Co. Sub. Bonds 4.35% due 04/30/2050*	1,800,000	1,928,324

		11,693,945

Insurance-Mutual - 0.4%

Massachusetts Mutual Life Insurance Co. Sub. Bonds 3.38% due 04/15/2050*	2,000,000	2,041,783
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,988,275
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	320,944

		7,351,002

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,470,929

Medical-Drugs - 0.3%

Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,130,000	1,204,836
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	4,081,468

		5,286,304

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,210,200
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,329,698
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	1,051,861

		3,591,759

Medical-Hospitals - 1.2%

Ascension Health Senior Notes 2.53% due 11/15/2029	1,625,000	1,762,062
Children’s National Medical Center Notes 2.93% due 07/15/2050	1,890,000	1,843,000
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,376,117
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	695,000	771,532
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,322,277
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	1,130,000	1,197,645

Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,934,780
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,010,136
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	3,187,016

		20,404,565

Multimedia - 0.1%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	1,058,691

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	913,367

Real Estate Investment Trusts - 0.5%

SBA Tower Trust Senior Notes 1.88% due 07/15/2050*	810,000	827,990
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,102,340
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,576,450
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	1,640,000	1,624,461
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,175,000	3,268,617

		8,399,858

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	2,950,000	3,493,920

Retail-Major Department Stores - 0.3%

TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	2,000,000	2,372,221
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	2,425,000	3,130,803

		5,503,024

Schools - 0.2%

President & Fellows of Harvard College Notes 2.52% due 10/15/2050	890,000	924,099
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,340,747

		3,264,846

Special Purpose Entity - 0.1%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	865,700	935,684

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	578,629
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,493,350

		3,071,979

Tobacco - 0.2%

Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,268,532

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	652,225

Transport-Services - 0.0%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	540,430	556,942

Total U.S. Corporate Bonds & Notes (cost $248,014,345)		267,895,978

FOREIGN CORPORATE BONDS & NOTES - 7.8%
Banks-Commercial - 3.3%

Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,110,337
Canadian Imperial Bank of Commerce FRS Senior Notes 0.96% (3 ML+0.72%) due 06/16/2022	2,845,000	2,872,757
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,352,619
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	884,209
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,327,599
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,453,493
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,882,195

DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,834,999
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,343,204
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,394,579
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,514,170
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,880,901
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,051,750
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,110,874

		58,013,686

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	965,000	995,256

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,226,037

Diversified Banking Institutions - 2.5%

Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	7,195,870
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	2,007,526
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	404,102
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,196,461
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,579,282
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,259,167
Credit Suisse Group AG FRS Senior Notes 1.49% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,755,356
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,964,732
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,784,603
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,218,119
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	806,548
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	5,086,736
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,393,776
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,638,094

		43,290,372

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,683,387

E-Commerce/Products - 0.3%

Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	5,275,000	5,907,141

Insurance-Life/Health - 0.2%

AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	1,225,000	1,374,247
Prudential PLC Senior Notes 3.13% due 04/14/2030	2,460,000	2,731,853

		4,106,100

Internet Content-Information/News - 0.2%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,466,165
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,426,471

		3,892,636

Investment Companies - 0.2%

Temasek Financial I, Ltd. Company Guar. Notes 2.50% due 10/06/2070*	2,650,000	2,604,322

Medical-Drugs - 0.1%

AstraZeneca PLC Senior Notes 4.00% due 01/17/2029	1,950,000	2,307,890

Oil Companies-Exploration & Production - 0.0%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	693,376

Oil Companies-Integrated - 0.5%

Equinor ASA Company Guar. Notes 3.00% due 04/06/2027	6,990,000	7,701,650
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,106,252
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	220,400

		9,028,302

Real Estate Investment Trusts - 0.1%

Scentre Group Trust Company Guar. Notes 3.63% due 01/28/2026*	2,255,000	2,405,373

Total Foreign Corporate Bonds & Notes (cost $129,888,567)		137,153,878

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,301,244

Sovereign - 0.8%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,803,854
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,202,798
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,120,600
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,578,455

		13,705,707

Total Foreign Government Obligations (cost $15,995,164)		17,006,951

MUNICIPAL BONDS & NOTES - 2.6%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	705,000	720,616
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	1,535,000	1,665,260
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	430,000	771,295
California State University Revenue Bonds Series E 2.90% due 11/01/2051	1,560,000	1,565,195
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,402,083
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	115,000	118,893
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	206,835
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	885,000	1,328,013
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	443,230
Dallas/Fort Worth International Airport Revenue Bonds Series C 2.92% due 11/01/2050	425,000	422,799
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	375,000	379,519
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.71% due 07/01/2027	2,895,000	2,937,296
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,855,485
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,649,781
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	805,000	918,320
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	763,598
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	111,612
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,032,483

Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,450,000	1,583,124
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,451,000	2,160,655
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	201,000	304,201
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	880,000	1,515,738
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,224,788
Pennsylvania State University Revenue Bonds Series D 2.84% due 09/01/2050	680,000	701,019
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,684,104
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,636,778
State of Connecticut General Obligation Bonds Series A 2.50% due 07/01/2022	750,000	776,625
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,045,000	2,418,683
University of California Revenue Bonds Series BG 1.32% due 05/15/2027	615,000	621,556
University of California Revenue Bonds Series BG 1.61% due 05/15/2030	1,030,000	1,032,184
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,300,000	2,104,973

Total Municipal Bonds & Notes (cost $40,920,897)		46,056,741

U.S. GOVERNMENT AGENCIES - 29.3%
Federal Home Loan Mtg. Corp. - 4.7%

2.50% due 10/01/2031	4,500,957	4,713,112
3.00% due 11/01/2046	24,849,192	26,656,768
3.00% due 12/01/2046	6,874,077	7,374,090
4.00% due 09/01/2026	452,780	481,262
4.00% due 12/01/2040	3,334,935	3,674,295
6.00% due 12/01/2039	143,363	162,788
7.50% due 05/01/2027	518	583
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(4)	4,218,580	4,529,794
Series K736, Class A2 2.28% due 07/25/2026(4)	1,255,000	1,352,215
Series KJ25, Class A2 2.61% due 01/25/2026(4)	5,870,000	6,328,194
Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,165,606
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K731, Class A2 3.60% due 02/25/2025(1)(4)	2,740,000	3,019,969
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	2,527,542	2,553,952
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,814,983	1,841,717
Series 4122, Class AB 1.50% due 10/15/2042(2)	469,899	471,196
Series 4166, Class PB 1.75% due 03/15/2041(2)	641,356	654,008
Series 4000, Class GA 2.00% due 07/15/2031(2)	529,561	546,335
Series 4654, Class KA 3.00% due 06/15/2045(2)	6,070,654	6,370,186
Series 4758, Class CA 3.00% due 07/15/2047(2)	3,546,542	3,818,126
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(2)	1,160,038	1,251,288
Series 2019-1, Class MA 3.50% due 07/25/2058(2)	1,119,630	1,208,990
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	2,032,429	2,198,587

		82,373,061

Federal National Mtg. Assoc. - 8.0%

2.00% due 09/01/2031	289,845	302,792
2.00% due 11/01/2031	353,802	369,677
2.00% due 12/01/2031	1,198,620	1,252,443
2.47% due 05/01/2025	3,201,639	3,415,129
2.50% due 03/01/2030	4,627,545	4,842,498
2.68% due 05/01/2025	5,964,521	6,437,703
2.78% due 06/01/2026	1,450,000	1,591,502
2.81% due 07/01/2025	5,983,184	6,508,447

2.99% due 10/01/2025	2,049,161	2,249,194
3.00% due 05/01/2027	390,753	410,759
3.00% due 06/01/2027	180,635	191,003
3.00% due 08/01/2027	117,679	124,501
3.00% due 10/01/2046	7,703,754	8,260,819
3.01% due 12/01/2024	3,585,116	3,884,697
3.07% due 02/01/2025	700,000	761,877
3.09% due 10/01/2025	982,256	1,081,289
3.12% due 05/01/2033	2,634,764	2,999,897
3.33% due 07/01/2022	5,294,000	5,483,047
4.00% due 09/01/2026	2,838,436	3,016,960
4.00% due 01/01/2046	4,871,894	5,293,714
4.00% due 02/01/2046	5,204,477	5,657,525
4.50% due 11/01/2026	509,735	541,506
4.50% due 01/01/2027	353,102	371,389
4.50% due 05/01/2039	25,044	28,110
4.50% due 06/01/2039	55,730	60,346
4.50% due 08/01/2039	5,963	6,658
4.50% due 11/01/2040	192,334	207,992
4.50% due 12/01/2040	190,851	214,749
4.50% due 07/01/2041	341,166	384,115
4.50% due 06/01/2043	146,418	161,311
4.50% due 10/01/2043	203,497	220,331
4.50% due 11/01/2043	70,748	76,885
5.50% due 03/01/2038	251,935	289,086
5.50% due 06/01/2038	27,418	31,629
5.50% due 08/01/2038	25,941	29,931
5.50% due 09/01/2039	13,624	15,729
5.50% due 05/01/2040	1,817	2,017
5.50% due 06/01/2040	6,688	7,503
6.50% due 02/01/2038	42,557	50,225
6.50% due 10/01/2039	45,966	53,751
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS
Series 2015-M12, Class A2 2.89% due 05/25/2025(1)(4)	10,285,000	10,985,813
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,559,257	1,578,291
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	5,538,751	5,647,200
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	2,918,947	3,020,698
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	14,354,495	15,020,278
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	798,153	847,586
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	2,350,344	2,493,708
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	3,976,690	4,177,895
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	15,676,342	16,998,497
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	882,631	969,459
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	9,315,012	10,381,560

Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 0.58% (1 ML+0.40%) due 10/25/2024(4)	714,466	712,715
Series 2017-M5, Class FA 0.67% (1 ML+0.49%) due 04/25/2024(4)	151,630	151,698

		139,874,134

Government National Mtg. Assoc. - 5.6%

3.00% due 07/20/2050	54,510,593	57,504,532
4.00% due 02/15/2041	412,929	443,065
4.00% due 09/15/2041	527,378	573,826
4.00% due 08/15/2042	119,140	133,905
4.00% due October 30 TBA	24,250,000	25,765,151
4.50% due 05/15/2040	372,222	412,571
4.50% due 06/15/2040	378,643	416,982
4.50% due 07/15/2040	676,294	749,778
4.50% due 05/15/2042	142,525	157,668
4.50% due October 30 TBA	3,025,000	3,241,477
5.00% due 07/15/2033	643,492	729,249
5.00% due 10/15/2033	36,070	40,412
5.00% due 11/15/2033	5,521	6,097
5.00% due 12/15/2033	14,627	16,300
5.00% due 01/15/2034	73,480	81,419
5.00% due 02/15/2034	54,351	59,582
5.00% due 03/15/2034	1,848	2,025
5.00% due 05/15/2034	6,261	7,200
5.00% due 06/15/2035	4,096	4,642
5.00% due 09/15/2035	60,149	68,467
5.00% due 11/15/2035	20,190	22,680
5.00% due 12/15/2035	12,647	14,180
5.00% due 02/15/2036	6,930	7,600
5.00% due 03/15/2036	6,029	6,615
5.00% due 09/15/2036	1,863	2,045
5.00% due 05/15/2038	8,427	9,233
5.00% due 07/15/2038	52,492	57,767
5.00% due 08/15/2038	16,623	18,843
5.00% due 11/15/2038	45,850	51,849
5.00% due 12/15/2038	191,468	219,186
5.00% due 06/15/2039	216,538	242,312
5.00% due 08/15/2039	56,625	63,765
5.00% due 04/15/2041	150,959	172,826
5.50% due 10/15/2032	911	1,010
5.50% due 02/15/2033	55,296	60,981
5.50% due 05/15/2033	31,526	36,402
5.50% due 06/15/2033	42,551	49,110
5.50% due 07/15/2033	9,193	10,448
5.50% due 08/15/2033	4,786	5,283
5.50% due 09/15/2033	1,949	2,253
5.50% due 11/15/2033	45,987	51,023
5.50% due 01/15/2034	9,775	11,232
5.50% due 02/15/2034	39,770	45,084
5.50% due 03/15/2034	332,558	379,994
5.50% due 04/15/2034	14,576	17,027

5.50% due 05/15/2034	24,709	27,653
5.50% due 06/15/2034	6,999	7,751
5.50% due 07/15/2034	5,984	6,605
5.50% due 08/15/2034	7,570	8,368
5.50% due 09/15/2034	135,323	149,446
5.50% due 10/15/2034	104,964	116,259
5.50% due 04/15/2036	21,372	23,599
6.00% due 06/15/2028	9,727	10,844
6.00% due 08/15/2028	20,412	22,779
6.00% due 09/15/2028	25,625	28,523
6.00% due 10/15/2028	7,204	8,018
6.00% due 12/15/2028	26,914	30,886
6.00% due 04/15/2029	1,564	1,744
6.00% due 01/15/2032	3,576	4,068
6.00% due 02/15/2032	212	236
6.00% due 07/15/2032	5,734	6,411
6.00% due 09/15/2032	8,588	9,566
6.00% due 10/15/2032	135,891	155,603
6.00% due 11/15/2032	7,276	8,106
6.00% due 01/15/2033	1,756	1,960
6.00% due 02/15/2033	6,337	7,534
6.00% due 03/15/2033	11,564	13,107
6.00% due 04/15/2033	26,317	29,286
6.00% due 05/15/2033	70,336	78,455
6.00% due 12/15/2033	14,204	16,933
6.00% due 08/15/2034	2,550	2,914
6.00% due 09/15/2034	48,168	53,718
6.00% due 10/15/2034	27,593	31,403
6.00% due 05/15/2036	12,720	15,087
6.00% due 06/15/2036	146,950	173,709
6.00% due 07/15/2036	1,633,449	1,906,389
6.00% due 08/15/2036	51,507	61,392
6.00% due 12/15/2036	83,897	97,178
6.00% due 02/15/2037	44,274	52,794
6.00% due 08/15/2037	36,563	43,502
6.00% due 01/15/2038	160,494	192,348
6.00% due 03/15/2038	87,720	100,616
6.00% due 07/15/2038	56,260	67,091
6.00% due 08/15/2038	139,704	163,809
6.00% due 09/15/2038	207,794	243,189
6.00% due 10/15/2038	316,693	371,529
6.00% due 11/15/2038	125,662	145,377
6.00% due 12/15/2038	109,667	126,755
6.00% due 01/15/2039	108,242	124,481
6.00% due 02/15/2039	69,617	79,526
6.00% due 04/15/2039	69,909	77,963
6.00% due 12/15/2039	75,855	89,767
6.00% due 03/15/2040	184,708	206,061
6.00% due 04/15/2040	30,464	36,122
6.00% due 06/15/2041	98,692	116,614
6.50% due 06/15/2023	1,034	1,142
6.50% due 07/15/2023	5,872	6,489
6.50% due 08/15/2023	776	857
6.50% due 10/15/2023	2,683	2,965
6.50% due 11/15/2023	5,821	6,433
6.50% due 12/15/2023	17,760	19,626
6.50% due 02/15/2027	680	758
6.50% due 12/15/2027	1,213	1,340
6.50% due 01/15/2028	10,597	11,709
6.50% due 02/15/2028	4,819	5,326
6.50% due 03/15/2028	14,785	16,502
6.50% due 04/15/2028	7,398	8,199
6.50% due 05/15/2028	28,849	31,880
6.50% due 06/15/2028	33,168	36,816
6.50% due 07/15/2028	29,157	32,258
6.50% due 08/15/2028	20,650	22,969
6.50% due 09/15/2028	33,735	37,434
6.50% due 10/15/2028	25,467	28,317
6.50% due 11/15/2028	29,799	33,166
6.50% due 12/15/2028	26,668	29,629
6.50% due 02/15/2029	2,866	3,168
6.50% due 03/15/2029	11,821	13,063
6.50% due 04/15/2029	3,358	3,711
6.50% due 05/15/2029	46,605	51,501
6.50% due 06/15/2029	5,172	5,715
6.50% due 03/15/2031	1,482	1,656
6.50% due 04/15/2031	340	406
6.50% due 05/15/2031	39,425	44,780
6.50% due 06/15/2031	33,733	37,278
6.50% due 07/15/2031	54,756	62,438
6.50% due 08/15/2031	15,889	17,692
6.50% due 09/15/2031	50,054	56,487
6.50% due 10/15/2031	19,455	22,178
6.50% due 11/15/2031	19,198	21,326
6.50% due 01/15/2032	91,423	103,466
6.50% due 02/15/2032	39,342	44,610
6.50% due 04/15/2032	11,009	12,166
6.50% due 05/15/2032	12,876	14,270
7.00% due 11/15/2031	11,585	13,014
7.00% due 03/15/2032	11,444	13,430
7.00% due 01/15/2033	14,006	16,558
7.00% due 05/15/2033	37,687	44,374
7.00% due 07/15/2033	24,400	28,339
7.00% due 11/15/2033	35,998	42,542
8.00% due 10/15/2029	326	327
8.00% due 12/15/2029	660	662
8.00% due 01/15/2030	4,288	4,398
8.00% due 03/15/2030	101	101
8.00% due 04/15/2030	14,085	14,195
8.00% due 08/15/2030	1,095	1,100
8.00% due 09/15/2030	16,285	16,723
8.00% due 11/15/2030	1,461	1,559
8.00% due 02/15/2031	31,533	34,570
8.00% due 03/15/2031	8,294	8,330
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	16,130	17,396
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	142,055	160,454
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	73,123	84,841

		98,678,809

Uniform Mtg. Backed Securities - 11.0%

1.50% due October 15 TBA	20,000,000	20,464,063
2.00% due October 15 TBA	89,525,000	93,078,023

2.00% due October 30 TBA	19,200,000	19,851,000
2.00% due November 30 TBA	19,100,000	19,714,458
2.50% due October 30 TBA	19,600,000	20,559,328
2.50% due November 30 TBA	19,500,000	20,426,681

		194,093,553

Total U.S. Government Agencies (cost $502,743,111)		515,019,557

U.S. GOVERNMENT TREASURIES - 36.2%
United States Treasury Bonds - 9.4%

1.13% due 08/15/2040	10,425,000	10,250,707
1.38% due 08/15/2050	125,000	122,676
2.25% due 08/15/2049	4,705,000	5,611,631
2.50% due 02/15/2045	7,555,000	9,318,620
2.50% due 05/15/2046	915,000	1,132,992
2.75% due 08/15/2047	2,965,000	3,857,164
2.75% due 11/15/2047	19,733,000	25,707,628
2.88% due 05/15/2043(7)	31,130,000	40,720,715
2.88% due 08/15/2045	6,205,000	8,169,513
2.88% due 05/15/2049	8,265,000	11,096,085
3.00% due 02/15/2047	2,520,000	3,416,667
3.00% due 08/15/2048	12,800,000	17,486,500
3.00% due 02/15/2049	3,125,000	4,282,837
3.38% due 05/15/2044	2,895,000	4,093,372
3.63% due 02/15/2044	13,550,000	19,838,047

		165,105,154

United States Treasury Notes - 26.8%

0.13% due 05/31/2022	23,700,000	23,698,149
0.13% due 05/15/2023	1,625,000	1,624,111
0.25% due 06/15/2023	10,000,000	10,026,562
0.25% due 05/31/2025	38,000,000	38,004,453
0.25% due 06/30/2025	47,670,000	47,653,241
0.25% due 07/31/2025	6,000,000	5,995,781
0.25% due 08/31/2025	33,650,000	33,623,711
0.63% due 05/15/2030	20,825,000	20,763,176
0.63% due 08/15/2030	6,666,000	6,632,670
1.13% due 02/28/2025	3,420,000	3,553,994
1.50% due 10/31/2021	9,175,000	9,310,475
1.50% due 03/31/2023	21,610,000	22,341,870
1.50% due 10/31/2024	20,105,000	21,152,659
1.50% due 02/15/2030	6,000,000	6,476,250
1.63% due 10/31/2026	31,740,000	34,120,500
1.63% due 08/15/2029	9,935,000	10,819,836
1.75% due 06/30/2022	8,800,000	9,049,219
1.75% due 06/30/2024	27,405,000	28,997,916
1.75% due 12/31/2024	13,000,000	13,837,383
2.13% due 12/31/2022	23,290,000	24,330,772
2.38% due 05/15/2029	845,000	972,707
2.63% due 06/30/2023	13,360,000	14,267,019
2.63% due 12/31/2023	15,000,000	16,190,039
2.88% due 09/30/2023	14,325,000	15,486,108
2.88% due 10/31/2023	32,065,000	34,732,908
2.88% due 08/15/2028	13,585,000	16,043,567

		469,705,076

Total U.S. Government Treasuries (cost $575,394,618)		634,810,230

Total Long-Term Investment Securities (cost $1,621,574,859)		1,726,783,666

SHORT-TERM INVESTMENT SECURITIES - 0.2%
U.S. Government Treasuries - 0.2%

0.11% due 03/25/2021	325,300	325,130
0.12% due 03/25/2021	3,214,700	3,213,020

Total Short-Term Investment Securities (cost $3,537,941)		3,538,150

REPURCHASE AGREEMENTS - 13.2%

Bank of America Securities LLC Joint Repurchase Agreement(6)	48,655,000	48,655,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	43,915,000	43,915,000
BNP Paribas SA Joint Repurchase Agreement(6)	43,915,000	43,915,000
Deutsche Bank AG Joint Repurchase Agreement(6)	48,640,000	48,640,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	46,390,000	46,390,000

Total Repurchase Agreements (cost $231,515,000)		231,515,000

TOTAL INVESTMENTS (cost $1,856,627,800)	111.8%	1,961,836,816
Liabilities in excess of other assets	(11.8)	(207,768,531)

NET ASSETS	100.0%	$1,754,068,285

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $277,143,969 representing 15.8% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (See Note 1).
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

REMIC  -  Real Estate Mortgage Investment Conduit

SCRT  -  Seasoned Credit Risk Transfer Trust

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.       The actual principal amount and maturity date will be determined upon settlement date.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
49	Short	U.S. Treasury 10 Year Notes	December 2020	$6,834,734	$6,837,031	$(2,297)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$105,560,331	$3,280,000	$108,840,331
U.S. Corporate Bonds & Notes	—	267,895,978	—	267,895,978
Foreign Corporate Bonds & Notes	—	137,153,878	—	137,153,878
Foreign Government Obligations	—	17,006,951	—	17,006,951
Municipal Bond & Notes	—	46,056,741	—	46,056,741
U.S. Government Agencies	—	515,019,557	—	515,019,557
U.S. Government Treasuries	—	634,810,230	—	634,810,230
Short-Term Investment Securities	—	3,538,150	—	3,538,150
Repurchase Agreements	—	231,515,000	—	231,515,000

Total Investments at Value	$—	$1,958,556,816	$3,280,000	$1,961,836,816

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,297	$—	$—	$2,297

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 64.0%
Aerospace/Defense - 1.0%

Lockheed Martin Corp.	2,091	$801,438

Aerospace/Defense-Equipment - 2.1%

Airbus SE†	11,246	816,288
L3Harris Technologies, Inc.	3,174	539,072
Safran SA†	3,750	369,014

		1,724,374

Applications Software - 1.5%

Five9, Inc.†	1,587	205,802
Intuit, Inc.	2,180	711,138
ServiceNow, Inc.†	629	305,065

		1,222,005

Athletic Footwear - 0.7%

adidas AG†	1,870	605,250

Auto-Cars/Light Trucks - 0.6%

Ferrari NV	2,820	516,188

Banks-Commercial - 0.2%

KBC Group NV	2,976	149,017

Building Products-Cement - 0.5%

Martin Marietta Materials, Inc.	1,882	442,948

Building-Heavy Construction - 0.8%

Cellnex Telecom SA*	11,584	704,027

Building-Residential/Commercial - 0.4%

Berkeley Group Holdings PLC	6,493	353,245

Cable/Satellite TV - 1.8%

Charter Communications, Inc., Class A†	981	612,478
Comcast Corp., Class A	19,063	881,854

		1,494,332

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	3,704	423,589

Commercial Services-Finance - 2.9%

Global Payments, Inc.	4,481	795,736
IHS Markit, Ltd.	5,687	446,486
PayPal Holdings, Inc.†	1,494	294,363
Square, Inc., Class A†	1,200	195,060
StoneCo, Ltd., Class A†	5,105	270,003
Worldline SA†*	4,881	400,231

		2,401,879

Computer Services - 0.5%

Leidos Holdings, Inc.	4,359	388,605

Computer Software - 0.3%

Slack Technologies, Inc., Class A†	9,685	260,139

Computers - 1.9%

Apple, Inc.	13,904	1,610,222

Consulting Services - 0.6%

Booz Allen Hamilton Holding Corp.	5,715	474,231

Data Processing/Management - 1.2%

DocuSign, Inc.†	455	97,934
Fidelity National Information Services, Inc.	5,999	883,113

		981,047

Decision Support Software - 0.3%

MSCI, Inc.	787	280,786

Diagnostic Equipment - 1.7%

Danaher Corp.	3,245	698,746
Thermo Fisher Scientific, Inc.	1,670	737,338

		1,436,084

Diversified Banking Institutions - 2.0%

Bank of America Corp.	11,068	266,628
BNP Paribas SA†	3,639	131,827
JPMorgan Chase & Co.	13,390	1,289,055

		1,687,510

Diversified Manufacturing Operations - 0.5%

Trane Technologies PLC	3,208	388,970

E-Commerce/Products - 3.7%

Alibaba Group Holding, Ltd.†	3,300	122,030
Alibaba Group Holding, Ltd. ADR†	4,498	1,322,322
Amazon.com, Inc.†	449	1,413,780
Meituan Dianping, Class B†	9,231	290,308

		3,148,440

E-Commerce/Services - 1.3%

Match Group, Inc.†	6,296	696,653
MercadoLibre, Inc.†	334	361,548

		1,058,201

Electric-Distribution - 0.2%

Orsted A/S*	948	130,762

Electric-Integrated - 1.3%

Duke Energy Corp.	6,042	535,080
Iberdrola SA	48,135	592,437

		1,127,517

Electronic Components-Misc. - 0.3%

Flex, Ltd.†	24,021	267,594

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†	2,437	199,810
Infineon Technologies AG	25,503	721,397
Marvell Technology Group, Ltd.	9,383	372,505

		1,293,712

Electronic Measurement Instruments - 0.7%

Roper Technologies, Inc.	1,585	626,249

Enterprise Software/Service - 2.7%

Atlassian Corp. PLC, Class A†	1,063	193,243
Guidewire Software, Inc.†	2,624	273,605
HubSpot, Inc.†	974	284,632
salesforce.com, Inc.†	4,251	1,068,361
Workday, Inc., Class A†	2,071	445,534

		2,265,375

Finance-Credit Card - 1.2%

Visa, Inc., Class A	5,211	1,042,044

Gold Mining - 0.5%

Barrick Gold Corp.	15,029	422,128

Healthcare Safety Devices - 0.3%

Tandem Diabetes Care, Inc.†	2,484	281,934

Human Resources - 0.5%

Recruit Holdings Co., Ltd.	11,504	456,449

Industrial Automated/Robotic - 1.4%

Keyence Corp.	1,618	754,057
Rockwell Automation, Inc.	1,801	397,445

		1,151,502

Insurance Brokers - 1.0%

Marsh & McLennan Cos., Inc.	7,497	859,906

Insurance-Life/Health - 0.1%

AXA SA	5,993	110,633

Insurance-Property/Casualty - 0.5%

Tokio Marine Holdings, Inc.	9,596	420,230

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	2,444	640,084
Netflix, Inc.†	1,040	520,031

		1,160,115

Internet Content-Information/News - 1.4%

Tencent Holdings, Ltd.	18,296	1,218,392

Investment Management/Advisor Services - 0.1%

XP, Inc., Class A†	2,696	112,396

Lasers-System/Components - 0.3%

Han’s Laser Technology Industry Group Co., Ltd., Class A	45,100	219,053

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	475	337,032

Medical Labs & Testing Services - 0.5%

WuXi AppTec Co., Ltd.*	11,826	171,092
Wuxi Biologics Cayman, Inc.†*	9,332	229,012

		400,104

Medical Products - 1.4%

Baxter International, Inc.	11,176	898,774
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,700	240,365

		1,139,139

Medical-Biomedical/Gene - 3.2%

Argenx SE ADR†	1,413	370,941
Ascendis Pharma A/S ADR†	2,093	322,992
Hualan Biological Engineering, Inc., Class A	20,200	169,631
Illumina, Inc.†	1,435	443,530
Regeneron Pharmaceuticals, Inc.†	727	406,960
Royalty Pharma PLC, Class A	3,488	146,740
Seagen, Inc.	2,136	417,994
Vertex Pharmaceuticals, Inc.†	1,419	386,138

		2,664,926

Medical-Drugs - 2.2%

Eisai Co., Ltd.	2,700	246,378
Eli Lilly & Co.	2,847	421,413
Pfizer, Inc.	20,576	755,139
UCB SA	3,721	422,560

		1,845,490

Medical-HMO - 1.7%

Anthem, Inc.	1,301	349,436
UnitedHealth Group, Inc.	3,450	1,075,606

		1,425,042

Metal-Diversified - 1.1%

Anglo American PLC	39,661	957,758

Private Equity - 1.2%

Blackstone Group, Inc., Class A	10,605	553,581
Brookfield Asset Management, Inc., Class A	13,416	443,925

		997,506

Real Estate Investment Trusts - 1.0%

Prologis, Inc.	8,112	816,229

Rental Auto/Equipment - 0.4%

Localiza Rent a Car SA	29,500	297,684

Research & Development - 0.3%

Hangzhou Tigermed Consulting Co., Ltd.†*	4,700	66,952
Hangzhou Tigermed Consulting Co., Ltd., Class A	12,900	196,201

		263,153

Resort/Theme Parks - 0.3%

Oriental Land Co., Ltd.	1,600	224,148

Retail-Apparel/Shoe - 0.9%

Zalando SE†*	7,848	734,586

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	4,243	703,744

Retail-Restaurants - 0.6%

Domino’s Pizza, Inc.	1,096	466,107

Schools - 0.8%

Chegg, Inc.†	3,089	220,678
New Oriental Education & Technology Group, Inc. ADR†	3,293	492,304

		712,982

Semiconductor Equipment - 0.7%

ASML Holding NV	1,664	613,574

Telephone-Integrated - 0.1%

KDDI Corp.	2,200	55,651

Theaters - 0.2%

Live Nation Entertainment, Inc.†	2,953	159,108

Transport-Rail - 0.9%

CSX Corp.	9,489	737,011

Transport-Services - 0.8%

FedEx Corp.	2,713	682,374

Transport-Truck - 0.7%

JB Hunt Transport Services, Inc.	2,534	320,247
Old Dominion Freight Line, Inc.	1,373	248,403

		568,650

Web Portals/ISP - 0.7%

Alphabet, Inc., Class C†	414	608,414

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	3,999	627,083

Total Common Stocks (cost $45,263,302)		53,756,013

EXCHANGE-TRADED FUNDS - 0.2%

iShares MSCI Japan ETF (cost $96,981)	1,975	116,663

U.S. CORPORATE BONDS & NOTES - 1.4%
Banks-Super Regional - 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	$65,000	68,757

Building Products-Air & Heating - 0.0%
Carrier Global Corp. Senior Notes 1.92% due 02/15/2023*	25,000	25,723

Cable/Satellite TV - 0.1%
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	60,000	63,245

Computer Services - 0.1%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022	100,000	104,115

Diversified Banking Institutions - 0.2%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	100,000	101,719

JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,442

			173,161

Electric-Integrated - 0.1%
Southern Co. Senior Notes 2.35% due 07/01/2021		50,000	50,661

Finance-Other Services - 0.1%
Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	55,152

Insurance-Life/Health - 0.0%
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	25,465

Medical-Biomedical/Gene - 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021		82,857	85,258
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		115,000	115,241

			200,499

Medical-Drugs - 0.1%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022*		80,000	82,778

Medical-HMO - 0.0%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	15,400

Pharmacy Services - 0.1%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021		60,000	60,631

Real Estate Investment Trusts - 0.1%
American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	45,479

Retail-Restaurants - 0.0%
Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,405

Telephone-Integrated - 0.2%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	80,151
AT&T, Inc. Senior Notes 3.83% due 11/25/2020	CAD	150,000	113,160

			193,311

Total U.S. Corporate Bonds & Notes (cost $1,176,794)			1,194,782

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Auto-Cars/Light Trucks - 0.1%
Volkswagen Financial Services NV Company Guar. Notes 2.75% due 10/02/2020	GBP	55,000	70,969

Electric-Distribution - 0.0%
E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	58,670

Oil Companies-Integrated - 0.1%
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		60,000	60,130

Total Foreign Corporate Bonds & Notes (cost $186,555)			189,769

FOREIGN GOVERNMENT OBLIGATIONS - 22.2%
Sovereign - 22.2%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	184,000	134,809
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	44,878
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	284,000	234,487
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	177,000	163,890
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	244,000	211,539
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	23,317
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	41,988
Commonwealth of Australia Bonds 5.75% due 05/15/2021	AUD	25,000	18,534
Federal Republic of Germany Bonds zero coupon due 02/15/2030	EUR	129,000	159,300
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	29,000	35,802
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	272,000	332,587
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	199,000	396,882
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	134,492
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	94,108
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	74,485
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	55,949
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	100,076

Government of Canada Bonds 3.50% due 12/01/2045	CAD	68,000	78,648
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	17,652
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	35,253
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	117,688
Government of France Bonds zero coupon due 02/25/2022	EUR	234,000	276,866
Government of France Bonds zero coupon due 03/25/2023	EUR	283,000	337,179
Government of France Bonds zero coupon due 03/25/2025	EUR	201,000	242,154
Government of France Bonds zero coupon due 02/25/2026	EUR	170,000	205,248
Government of France Bonds zero coupon due 11/25/2029	EUR	330,000	398,284
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	292,997
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	59,008
Government of France Bonds 3.25% due 05/25/2045	EUR	160,000	320,289
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	113,055
Government of France Bonds 4.00% due 04/25/2060	EUR	6,000	15,947
Government of France Bonds 4.50% due 04/25/2041	EUR	48,000	105,773
Government of Japan Bonds 0.10% due 05/01/2022	JPY	14,400,000	137,177
Government of Japan Bonds 0.10% due 12/20/2026	JPY	9,050,000	86,940
Government of Japan Bonds 0.10% due 03/20/2027	JPY	27,750,000	266,688
Government of Japan Bonds 0.10% due 03/20/2029	JPY	61,650,000	591,732
Government of Japan Bonds 0.20% due 06/20/2036	JPY	48,950,000	458,222
Government of Japan Bonds 0.40% due 03/20/2056	JPY	25,300,000	223,398
Government of Japan Bonds 0.60% due 06/20/2024	JPY	40,250,000	391,982
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	507,527
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	21,436
Government of Japan Bonds 0.80% due 09/20/2047	JPY	53,800,000	542,657
Government of Japan Bonds 0.90% due 06/20/2022	JPY	22,450,000	216,690
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	648,406
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	65,777
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	120,953
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	193,795
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	567,898
Government of Japan Bonds 2.30% due 03/20/2040	JPY	10,100,000	129,873
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	18,556
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	18,068
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	47,735
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	61,000	17,080
Government of New Zealand Senior Notes 1.50% due 05/15/2031	NZD	48,000	34,988
Government of New Zealand Bonds 1.75% due 05/15/2041	NZD	13,000	9,504
Government of New Zealand Senior Notes 2.75% due 04/15/2025	NZD	75,000	55,760
Government of New Zealand Senior Notes 2.75% due 04/15/2037	NZD	31,000	26,290
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	18,000	14,531
Government of New Zealand Senior Notes 4.50% due 04/15/2027	NZD	143,000	121,137
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	272,611
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	73,000	95,185
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	39,000	62,468

Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	79,027
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	58,000	123,069
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	72,005
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	183,000	54,809
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	63,361
Kingdom of Spain Senior Notes zero coupon due 04/30/2023	EUR	397,000	470,504
Kingdom of Spain Senior Notes zero coupon due 01/31/2025	EUR	251,000	297,993
Kingdom of Spain Bonds 0.40% due 04/30/2022	EUR	55,000	65,401
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	47,000	54,197
Kingdom of Spain Senior Notes 1.20% due 10/31/2040*	EUR	106,000	133,031
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	272,000	350,533
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	21,781
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	21,000	42,683
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	105,000	152,525
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	40,944
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	200,000	24,112
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	7,028
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	122,217
Kingdom of the Netherlands Bonds zero coupon due 07/15/2030*	EUR	75,000	91,505
Kingdom of the Netherlands Bonds 0.25% due 07/15/2025*	EUR	104,000	127,294
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	55,000	72,559
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	37,023
Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	126,000	151,362
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	44,000	55,687
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	50,000	68,583
Republic of Austria Senior Notes 2.10% due 09/20/2117	EUR	2,000	4,969
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	42,000	66,743
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	37,516
Republic of Finland Senior Notes zero coupon due 09/15/2030*	EUR	142,000	171,979
Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	10,000	12,609
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,916
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	19,000	30,078
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	100,967
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	10,000	15,128
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	10,000	14,703
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	57,934
Republic of Italy Bonds 0.30% due 08/15/2023*	EUR	411,000	486,551
Republic of Italy Bonds 1.35% due 04/15/2022	EUR	170,000	204,100
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	24,000	29,589
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	317,000	399,876
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	157,000	192,807
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	343,000	432,231
Republic of Italy Senior Bonds 2.05% due 08/01/2027	EUR	92,000	118,835
Republic of Italy Senior Bonds 2.45% due 09/01/2050*	EUR	33,000	44,960
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	7,137

Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	20,000	29,099
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	149,927
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	51,000	76,096
Republic of Italy Senior Notes 3.35% due 03/01/2035*	EUR	59,000	88,875
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	20,000	34,713
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	65,691
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	106,589
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	27,055
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	20,000	18,856
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	40,000	34,519
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	163,344
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	90,000	116,538
United Kingdom Gilt Treasury Bonds 0.13% due 01/30/2026	GBP	221,000	287,170
United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	45,000	53,871
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	117,000	155,826
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	29,484
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	153,499
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	94,000	204,774
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	93,385
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	102,673
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	41,000	88,346
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	127,000	299,508
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	530,300	28,110
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	102,872
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	32,785

Total Foreign Government Obligations (cost $17,698,093)			18,596,694

MUNICIPAL BONDS & NOTES - 0.0%

Port Authority of New York & New Jersey Revenue Bonds Series AAA 1.09% due 07/01/2023 (cost $30,000)		30,000	30,430

U.S. GOVERNMENT TREASURIES - 11.5%
United States Treasury Bonds - 2.3%

2.00% due 02/15/2050		118,000	133,875
2.75% due 11/15/2047		20,000	26,055
2.88% due 05/15/2043		20,000	26,162
3.00% due 02/15/2048		468,500	638,185
3.13% due 05/15/2048		85,000	118,475
3.75% due 08/15/2041		179,000	263,165
4.38% due 11/15/2039		154,000	240,950
5.00% due 05/15/2037		271,000	439,507

			1,886,374

United States Treasury Notes - 9.2%

0.38% due 03/31/2022		551,000	553,002
0.50% due 03/31/2025		1,850,000	1,871,463
1.38% due 08/31/2023		134,000	138,774
1.50% due 02/15/2030		388,000	418,797
2.00% due 12/31/2021		412,000	421,560
2.00% due 11/15/2026		70,000	76,849
2.13% due 08/15/2021(1)		748,000	761,031
2.13% due 06/30/2022		816,000	844,401
2.38% due 08/15/2024		388,000	420,510
2.38% due 05/15/2029		141,000	162,310
2.50% due 05/15/2024		1,766,000	1,913,075
2.75% due 02/15/2028		128,000	148,955

			7,730,727

Total U.S. Government Treasuries (cost $9,215,627)			9,617,101

Total Long-Term Investment Securities (cost $73,667,352)			83,501,452

REPURCHASE AGREEMENTS - 3.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)		705,000	705,000
BNP Paribas SA Joint Repurchase Agreement(2)		625,000	625,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		625,000	625,000
Deutsche Bank AG Joint Repurchase Agreement(2)		690,000	690,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		660,000	660,000

Total Repurchase Agreements (cost $3,305,000)		3,305,000

TOTAL INVESTMENTS (cost $76,972,352)	103.4%	86,806,452
Liabilities in excess of other assets	(3.4)	(2,851,259)

NET ASSETS	100.0%	$83,955,193

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $7,157,512 representing 8.5% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Poland Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	Euro-BOBL	December 2020	$633,873	$633,920	$47
1	Long	Euro-Bund	December 2020	204,147	204,616	469
2	Long	Euro-Schatz	December 2020	263,309	263,309	0
3	Long	Long GILT	December 2020	526,874	526,888	14
5	Long	U.S. Treasury 10 Year Notes	December 2020	696,023	697,656	1,633

						$2,163

						Unrealized (Depreciation)
1	Short	Euro-BTP	December 2020	$169,766	$173,030	$(3,264)
3	Short	U.S. Treasury 5 Year Notes	December 2020	377,531	378,094	(563)
1	Short	U.S. Treasury Ultra 10 Year Bonds	December 2020	159,133	159,922	(789)
2	Long	U.S. Ultra Bonds	December 2020	446,766	443,625	(3,141)

						$(7,757)

		Net Unrealized Appreciation (Depreciation)				$(5,594)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	943,000	USD	696,949	10/02/2020	$21,525	$—
	EUR	60,000	USD	70,979	10/02/2020	632	—
	USD	71,390	JPY	7,574,000	10/02/2020	425	—

						22,582	—

Barclays Bank PLC	AUD	51,000	USD	36,876	10/02/2020	347	—
	EUR	4,023,000	USD	4,816,605	10/02/2020	99,840	—
	EUR	115,000	USD	134,702	11/04/2020	—	(221)
	GBP	1,413,000	USD	1,896,752	10/02/2020	73,488	—
	GBP	1,689,000	USD	2,178,223	11/04/2020	—	(1,551)
	ILS	558,000	USD	166,368	10/02/2020	3,481	—
	JPY	549,974,000	USD	5,206,379	10/02/2020	—	(8,375)
	USD	2,225,175	GBP	1,726,000	10/02/2020	1,968	—
	USD	274,531	JPY	29,000,000	10/02/2020	442	—

						179,566	(10,147)

BNP Paribas SA	AUD	1,141,000	USD	805,149	11/04/2020	—	(12,154)
	EUR	4,017,000	USD	4,815,580	10/02/2020	105,849	—
	EUR	133,000	USD	156,061	11/04/2020	19	—
	GBP	25,000	USD	33,025	10/02/2020	767	—
	MYR	414,000	USD	99,129	11/04/2020	—	(444)
	NZD	40,000	USD	26,730	10/02/2020	268	—
	PLN	400,000	USD	109,062	10/02/2020	5,580	—
	PLN	400,000	USD	102,508	11/04/2020	—	(981)
	USD	805,090	AUD	1,141,000	10/02/2020	12,151	—
	USD	16,609	EUR	14,000	10/02/2020	—	(194)
	USD	24,491	JPY	2,600,000	10/02/2020	162	—
	USD	80,958	MYR	338,000	10/02/2020	380	—
	USD	102,501	PLN	400,000	10/02/2020	981	—

						126,157	(13,773)

Citibank N.A.	CAD	728,000	USD	557,468	10/02/2020	10,735	—
	DKK	816,000	USD	131,309	10/02/2020	2,803	—
	EUR	8,082,000	USD	9,415,553	11/04/2020	—	(66,640)
	ILS	558,000	USD	161,336	11/04/2020	—	(1,602)
	MXN	3,457,000	USD	158,713	10/02/2020	2,369	—
	MXN	3,457,000	USD	152,852	11/04/2020	—	(2,900)
	NOK	531,000	USD	61,032	10/02/2020	4,103	—
	NOK	531,000	USD	55,764	11/04/2020	—	(1,167)
	NZD	85,000	USD	56,033	11/04/2020	—	(198)
	SEK	343,000	USD	37,841	11/04/2020	—	(471)
	SGD	80,000	USD	58,981	10/02/2020	375	—
	SGD	80,000	USD	58,114	11/04/2020	—	(493)
	USD	9,409,064	EUR	8,082,000	10/02/2020	66,675	—
	USD	11,448	GBP	9,000	10/02/2020	165	—
	USD	161,225	ILS	558,000	10/02/2020	1,661	—
	USD	153,440	MXN	3,457,000	10/02/2020	2,904	—
	USD	55,763	NOK	531,000	10/02/2020	1,166	—
	USD	37,827	SEK	343,000	10/02/2020	472	—
	USD	58,113	SGD	80,000	10/02/2020	493	—
	USD	76,694	GBP	60,000	11/04/2020	740	—

						94,661	(73,471)

Commonwealth Bank of Australia Sydney	EUR	75,000	USD	88,970	10/02/2020	1,037	—

Goldman Sachs International	USD	84,683	EUR	71,000	10/02/2020	—	(1,439)
	USD	56,247	GBP	42,000	10/02/2020	—	(2,052)
	USD	24,527	JPY	2,600,000	10/02/2020	125	—

						125	(3,491)

HSBC Bank USA	CAD	179,000	USD	137,190	10/02/2020	2,760	—
	EUR	19,000	USD	22,204	11/04/2020	—	(88)
	GBP	153,000	USD	202,304	10/02/2020	4,880	—
	JPY	3,677,000	USD	34,840	11/04/2020	—	(38)
	MYR	338,000	USD	81,491	10/02/2020	153	—
	USD	30,677	EUR	26,000	10/02/2020	—	(194)
	USD	82,549	GBP	65,000	10/02/2020	1,324	—

						9,117	(320)

JPMorgan Chase Bank N.A.	AUD	25,000	USD	18,205	10/02/2020	298	—
	EUR	134,000	USD	159,143	10/02/2020	2,035	—

	GBP	122,000	USD	161,995	10/02/2020	4,572	—
	GBP	19,000	USD	24,506	11/04/2020	—	(15)
	JPY	2,975,000	USD	28,125	10/02/2020	—	(83)
	USD	114,094	EUR	97,000	10/02/2020	—	(366)
	USD	56,243	GBP	44,000	10/02/2020	532	—
	USD	137,680	JPY	14,475,000	10/02/2020	—	(431)
	USD	70,568	GBP	55,000	11/04/2020	414	—

						7,851	(895)

Morgan Stanley & Co. International PLC	CAD	907,000	USD	677,698	11/04/2020	—	(3,533)
	DKK	816,000	USD	127,851	11/04/2020	—	(727)
	EUR	107,000	USD	126,760	10/02/2020	1,308	—
	JPY	94,555,000	USD	896,347	10/02/2020	—	(207)
	JPY	540,453,000	USD	5,132,483	11/04/2020	6,147	—
	NZD	259,000	USD	175,180	10/02/2020	3,838	—
	NZD	299,000	USD	195,840	11/04/2020	—	(1,960)
	SEK	343,000	USD	39,763	10/02/2020	1,464	—
	USD	677,624	CAD	907,000	10/02/2020	3,539	—
	USD	127,780	DKK	816,000	10/02/2020	727	—
	USD	507,326	EUR	425,000	10/02/2020	—	(9,035)
	USD	5,349,107	JPY	563,454,000	10/02/2020	—	(6,538)
	USD	195,845	NZD	299,000	10/02/2020	1,958	—
	USD	741,155	JPY	78,044,000	11/04/2020	—	(888)

						18,981	(22,888)

Royal Bank of Canada	AUD	101,000	USD	74,202	10/02/2020	1,860	—
	EUR	306,000	USD	365,444	10/02/2020	6,675	—
	USD	138,179	EUR	117,000	10/02/2020	—	(1,002)

						8,535	(1,002)

Standard Chartered Bank	EUR	133,000	USD	157,693	10/02/2020	1,757	—

State Street Bank & Trust Co.	AUD	21,000	USD	15,278	10/02/2020	237	—
	AUD	72,000	USD	51,419	11/04/2020	—	(154)
	EUR	35,000	USD	41,738	10/02/2020	702	—
	GBP	173,000	USD	224,694	10/02/2020	1,463	—
	GBP	126,000	USD	162,871	11/04/2020	259	—
	JPY	10,016,000	USD	94,573	10/02/2020	—	(396)
	SGD	26,000	USD	19,010	11/04/2020	—	(38)
	USD	9,464	EUR	8,000	10/02/2020	—	(85)
	USD	199,429	JPY	20,880,000	10/02/2020	—	(1,448)

						2,661	(2,121)

Toronto Dominion Bank	USD	59,215	EUR	50,000	10/02/2020	—	(593)
	USD	221,768	JPY	23,410,000	10/02/2020	202	—

						202	(593)

UBS AG	JPY	6,473,000	USD	61,019	10/02/2020	—	(357)

Unrealized Appreciation (Depreciation)						$473,232	$(129,058)

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$40,414,222	$13,341,791	**	$—	$53,756,013
Exchange-Traded Funds	116,663	—		—	116,663
U.S. Corportate Bonds & Notes	—	1,194,782		—	1,194,782
Foreign Corporate Bonds & Notes	—	189,769		—	189,769
Foreign Government Obligations	—	18,596,694		—	18,596,694
Municipal Bonds & Notes	—	30,430		—	30,430
U.S. Government Treasuries	—	9,617,101		—	9,617,101
Repurchase Agreements	—	3,305,000		—	3,305,000

Total Investments at Value	$40,530,885	$46,275,567		$—	$86,806,452

Other Financial Instruments:+
Futures Contracts	$2,163	$—		$—	$2,163
Forward Foreign Currency Contracts	—	473,232		—	473,232

Total Other Financial Instruments	$2,163	$473,232		$—	$475,395

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,757	$—		$—	$7,757
Forward Foreign Currency Contracts	—	129,058		$—	129,058

Total Other Financial Instruments	$7,757	$129,058		$—	$136,815

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2020 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.10%	$6,555,000
SA Wellington Government and Quality Bond	67.58	48,655,000
SA Wellington Strategic Multi-Asset	0.98	705,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $72,000,000, a repurchase price of $72,000,100, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	05/15/2026	$68,080,000	$73,462,922

As of September 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.08%	$5,900,000
SA Wellington Government and Quality Bond	67.56	43,915,000
SA Wellington Strategic Multi-Asset	0.96	625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,108, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2044	$48,840,000	$66,451,183

As of September 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.08%	$5,900,000
SA Wellington Government and Quality Bond	67.56	43,915,000
SA Wellington Strategic Multi-Asset	0.96	625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,090, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.38%	11/15/2049	$53,840,900	$67,052,221

As of September 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.08%	$6,540,000
SA Wellington Government and Quality Bond	67.56	48,640,000
SA Wellington Strategic Multi-Asset	0.96	690,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $72,000,000, a repurchase price of $72,000,100, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	09/30/2024	$68,278,000	$73,544,193

As of September 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.08%	$6,235,000
SA Wellington Government and Quality Bond	67.55	46,390,000
SA Wellington Strategic Multi-Asset	0.96	660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $68,670,000, a repurchase price of $68,670,095, and a maturity date of October 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	09/30/2023	$64,810,000	$70,101,184

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Wellington Strategic Multi-Asset Portfolio used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.